Consolidated Statement of Cash Flows (Parenthetical) - INR (₨) ₨ in Thousands		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
IfrsStatementLineItems [Line Items]
Cash flow net, financing activities		₨ 1,951,509	₨ 222,362	₨ (135,261)
Investing activities, financing activities	[1]	23,737	5,161
Other changes, financing activities	[2]	18,827
Long-term borrowings [member]
IfrsStatementLineItems [Line Items]
Opening balance, financing activities		7,181	6,931	14,413
Cash flow net, financing activities		410,136	(4,913)	(7,482)
Investing activities, financing activities	[1]	23,737	5,161
Other changes, financing activities	[2]
Ending balance, financing activities		441,054	7,181	6,931
Short-term borrowings [member]
IfrsStatementLineItems [Line Items]
Opening balance, financing activities		351,399	124,124	251,903
Cash flow net, financing activities		1,541,373	227,275	(127,779)
Investing activities, financing activities	[1]
Other changes, financing activities	[2]	18,827
Ending balance, financing activities		1,911,599	351,399	124,124
Liabilities From Financing Activities [Member]
IfrsStatementLineItems [Line Items]
Opening balance, financing activities		358,580	131,055	266,316
Ending balance, financing activities		₨ 2,352,653	₨ 358,580	₨ 131,055

[1]	In the statement of cash flows, proceeds from vehicle loan of INR 23,737 (March 31, 2022: 5,161 and March 31, 2021: INR Nil) has been adjusted against purchase of property, plant and equipment, i.e., these are non cash transactions from Group’s perspective.
[2]	includes adjustment for ancillary borrowing cost, unrealised / realised foreign exchange gain / loss.